Employee Benefit Plan, Risk and Uncertainty	12 Months Ended
Mar. 31, 2025
EBP, Risk and Uncertainty [Abstract]
EBP, Risk and Uncertainty	RISKS AND UNCERTAINTIES
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near-term and that such a change could materially affect participants’ account balances and the amounts reported in the accompanying 2025 statement of net assets available for benefits.

Employer Stock Fund	EMPLOYER STOCK FUND
Participants can elect to invest in the Plan’s employer stock fund consisting of Company Class A Common Stock. The Plan’s employer stock fund may also hold cash or cash equivalents as necessary to satisfy the obligations of the fund. Participants may not allocate more than 20% of their future contributions to the employer stock fund, and may not elect to invest their Plan accounts in the Plan’s employer stock fund at any time a participant’s Plan account exceeds 20% of the value of the participant’s total assets allocated to his or her Plan account.